Acount Payables and Accruals - Schedule of Acount Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Account Payables and Accruals [Abstract]
Accrued expenses	$ 398	$ 394
Employee benefits	358	523
Other	22	10
Account payables and accruals total	$ 778	$ 927